ACQUISITION (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
ACQUISITION [Abstract]
Cash paid for acquisition	$ 10,000,000
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments	12,500,000
Contingent payments cap	7,500,000
Agreement term	7 years
Award Units [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments	20,000,000
Contingent payments cap	5,000,000
Agreement term	3 years
Additional contingent consideration	$ 1,667,000
Extension term	12 months